Borrowings, Other Debts and Derivative Liabilities - Schedule of Derivative Liabilities (Details) ¥ in Thousands, $ in Thousands		Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities		¥ 5,721	$ 815	¥ 5,721	$ 792	¥ 10,701
Conversion feature of Yoken Series A-1 Warrant [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities	[1]			5,721		7,850
Forward exchange contracts [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities	[2]					¥ 2,851

[1]	The warrant issued in connection with Yoken Series A-1 Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares. The Company assessed the embedded warrant along with the conversion features in Yoken Series A-1 Warrant and concluded that it is required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.
[2]	In June and December 2021 and March 2022, the Company entered three new forward exchange contracts with a financial institution. Pursuant to which, the financial institution agreed to purchase US$8 million, US$4 million and US$5 million from the Company in exchange of RMB52.4 million, RMB26.1 million and RMB32.1 million at a fixed foreign exchange rate of 6.5452, 6.5128 and 6.4200 on June 2022, December 2022 and March 2023, respectively. The Company settled in advance with amount of US$11 million and recorded the fair value gain in the amount of RMB1.2 million as fair value change of derivative liabilities. For the year ended March 31, 2022, the fair value gain of the rest forward exchange contracts was RMB0.9 million and was recorded as fair value change of derivative liabilities. The carrying value of the remaining forward exchange contracts was RMB0.7 million and was recorded as prepayments and other current assets. In December 2022 and March 2023, the forward exchange contracts which signed in December 2021 and March 2022 were renewed to December 2023 and March 2024 respectively. And the Company settled in advance with amount of US$1.5 million and recorded the fair value gain in the amount of RMB0.1 million as fair value change of derivative liabilities. For the year ended March 31, 2023, the fair value loss of the rest forward exchange contracts was RMB(3.6) million and was recorded as fair value change of derivative liabilities. The carrying value of the remaining forward exchange contracts was RMB2.9 million and was recorded as derivative liabilities. The forward exchange contracts which signed in December 2021 and March 2022 had expired in December 2023 and March 2024 and the company paid RMB1.25 million and RMB4.76 million respectively to the bank to close the transactions, resulting in a cumulative loss of RMB (3.2) million recorded as fair value change of derivative liabilities. As of March 31,2024, the carrying value of the forward exchange contracts was Nil.